Trading securities and financial assets measured at FVIS (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Trading securities and financial assets measured at FVIS
Trading securities	$ 17,776	$ 22,210	$ 18,777
Reverse repurchase agreements	20,401	6,833	1,379
Other financial assets measured at FVIS	2,490	2,738	2,976
Total trading securities and financial assets measured at FVIS	40,667	31,781	23,132
Government and semi-government debt securities
Trading securities and financial assets measured at FVIS
Trading securities	14,667	16,625	13,328
Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities	3,044	5,497	5,354
Other financial assets measured at FVIS	2,045	2,394	2,715
Equity securities
Trading securities and financial assets measured at FVIS
Trading securities	4	6	8
Other financial assets measured at FVIS	445	344	261
Other
Trading securities and financial assets measured at FVIS
Trading securities	61	82	$ 87
Parent Entity
Trading securities and financial assets measured at FVIS
Trading securities	15,519	20,719
Reverse repurchase agreements	20,401	6,731
Other financial assets measured at FVIS	2,110	2,115
Total trading securities and financial assets measured at FVIS	38,030	29,565
Parent Entity | Government and semi-government debt securities
Trading securities and financial assets measured at FVIS
Trading securities	12,542	15,585
Parent Entity | Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities	2,913	5,046
Other financial assets measured at FVIS	1,703	2,057
Parent Entity | Equity securities
Trading securities and financial assets measured at FVIS
Trading securities	3	6
Other financial assets measured at FVIS	407	58
Parent Entity | Other
Trading securities and financial assets measured at FVIS
Trading securities	$ 61	$ 82